Property and Equipment, Net - Additional Information (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 4,130	25,350	17,647	$ 4,220	25,548	14,301	6,347